Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Income Data) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income:
SEC Schedule, 12-04, Cash Dividends Paid to Registrant, Subsidiaries and Equity Method Investees									$ 0	$ 6,400,000	$ 6,400,000
Interest Income	$ 9,564,000	$ 9,339,000	$ 9,098,000	$ 9,095,000	$ 9,134,000	$ 9,641,000	$ 9,128,000	$ 9,031,000	37,096,325	36,934,111	33,072,075
Miscellaneous Income	2,831,000	2,988,000	2,806,000	2,796,000	2,000,000	2,408,000	2,492,000	2,196,000	11,421,133	9,097,143	7,669,146
Expenses:
Interest Expense	1,175,000	1,431,000	1,756,000	2,219,000	2,237,000	2,291,000	2,009,000	1,774,000	6,581,692	8,311,500	5,449,419
Other Expenses									5,074,608	5,262,101	5,086,386
Income Before Income Taxes	3,832,000	1,010,000	2,457,000	1,328,000	1,801,000	2,694,000	2,370,000	2,609,000	8,627,561	9,474,037	8,776,747
Income Tax Benefit	767,000	105,000	441,000	264,000	199,000	475,000	486,000	520,000	1,576,957	1,679,550	1,569,526
Net Income	$ 3,065,000	$ 905,000	$ 2,016,000	$ 1,064,000	$ 1,602,000	$ 2,219,000	$ 1,884,000	$ 2,089,000	7,050,604	7,794,487	7,207,221
Net Income Available To Common Shareholders									7,050,604	7,794,487
Parent Company [Member]
Income:
Equity in Earnings of Security Federal Bank									8,393,140	2,092,130	1,523,443
Miscellaneous Income									148,877	62,390	21,235
Total Income									8,542,017	8,554,520	7,944,678
Expenses:
Interest Expense									1,783,796	906,152	916,832
Other Expenses									64,494	39,331	11,099
Total Expenses									1,848,290	945,483	927,931
Income Before Income Taxes									6,693,727	7,609,037	7,016,747
Income Tax Benefit									(356,877)	(185,450)	(190,474)
Net Income									$ 7,050,604	$ 7,794,487	$ 7,207,221